Weighted-average assumptions used to determine the fair value of options granted (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Weighted-average assumptions used to determine the fair value of options granted
Minimum Expected Volatility	128.00%
Maximum Expected Volatality	138.00%
Weighted average volatality	137.00%
Expected dividends	$ 0
Expected term (in years)	6.5
Minimum Risk free interest rate	0.76%
Maximum Risk free interest rate	1.49%